Share Capital - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						3 Months Ended	9 Months Ended		12 Months Ended
		Feb. 20, 2024 shares	Oct. 03, 2023 CAD ($) $ / shares shares	Jun. 01, 2022 CAD ($) shares	Jun. 01, 2022 USD ($) $ / shares shares	Jan. 31, 2021 CAD ($)	Mar. 31, 2023 CAD ($) shares		Mar. 31, 2024 CAD ($) shares $ / shares		Feb. 19, 2024 shares	Jun. 30, 2022 shares	[2]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		54,545,797									545,457,970
Number of shares outstanding (in shares) | shares		54,545,797									545,457,970
Reverse stock split conversion ratio		0.1
Number of shares issued and fully paid (in shares) | shares							34,526,931		54,545,797
Shares issued for business combinations							$ 0		$ 36,482
Shares released for earn out payment related to business combination									353
Shares issued to repurchase convertible debentures									54,680
Shares issued through equity financing							75,568		40,684
Share issue related cost							2,381		3,215
Shares issued for cash, net of issuance costs							73,187	[1]	37,926
Share issued under RSU, PSU and DSU plans							$ 0		$ 0
Bought Deal Offering
Disclosure of classes of share capital [line items]
Average gross price (in CAD per share) | $ / shares			$ 7.30
Shares issued for cash, net of issuance costs			$ 36,600
June 2022 Offering
Disclosure of classes of share capital [line items]
Shares issued for equity financings (in shares) | shares				7,040,875	7,040,875
Share issue related cost				$ 9,900
Shares issued for cash, net of issuance costs				11,900
Gross proceeds from offering				21,800	$ 17.3
Number of common shares per warrant (in shares)					1
Proceeds allocated to warrant derivative liabilities				35,600
Proceeds allocated to share capital				$ 172,700
June 2022 Offering, Common Stock
Disclosure of classes of share capital [line items]
Number of common shares per unit (in shares) | shares					1
June 2022 Offering, Warrant
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in USD per share) | $ / shares					$ 32.00
November and January Offerings
Disclosure of classes of share capital [line items]
Shares issued for cash, net of issuance costs						$ 381,200
Proceeds allocated to warrant derivative liabilities						$ 74,000
Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares							34,526,931	[2]	54,545,797	[3]		29,777,224
Shares issued for business combinations (in shares) | shares							261,500	[2]	6,948,994	[3]
Shares issued for business combinations							$ 9,683		$ 32,915
Shares released for earn out payment related to business combination									$ 353
Shares released for earn out payments (in shares) | shares	[3]								57,008
Shares issued to repurchase convertible debentures (in shares) | shares							0		7,259,329	[3]
Shares issued to repurchase convertible debentures							$ 0		$ 54,680
Shares issued for equity financings (in shares) | shares							4,455,125	[2]	5,576,785	[3]
Shares issued through equity financing							$ 75,154		$ 41,098
Share issue related cost							$ 2,381		$ 3,215
Share issued under RSU, PSU and DSU plans (in shares) | shares							33,082	[2]	176,725	[3]
Share issued under RSU, PSU and DSU plans							$ 4,668		$ 5,629
Share Capital | Bought Deal Offering
Disclosure of classes of share capital [line items]
Shares issued for equity financings (in shares) | shares			5,318,750
Shares issued through equity financing			$ 38,800
Share issue related cost			$ 2,200
Share Capital | MedReleaf Australia
Disclosure of classes of share capital [line items]
Shares issued for business combinations (in shares) | shares									6,948,994
Shares issued for business combinations									$ 32,900
Share Capital | Thrive Cannabis
Disclosure of classes of share capital [line items]
Shares released for earn out payment related to business combination									$ 400
Shares released for earn out payments (in shares) | shares									57,008
Class A Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares									$ 1.00
Number of shares issued (in shares) | shares									0
Number of shares outstanding (in shares) | shares									0
Class B Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares									$ 5.00
Number of shares issued (in shares) | shares									0
Number of shares outstanding (in shares) | shares									0

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).
[2]	As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.
[3]	As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.